Partners' Capital (Schedule Allocation Of Total Cash Distributions To The General And Limited Partners) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 26,032
General Partner [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	521
Limited Partners [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	25,511
Limited Partners [Member] | Common Units - Public [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	9,237
Limited Partners [Member] | Common Units - Green Plains [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	3,523
Limited Partners [Member] | Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 12,751